CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 52.0%

Multi-Family Residential - 41.0%
Kernan Partners, LLC (a)(b)(c)(d)(e)	-	$5,400,000
915 Division CrowdStreet Investors, LLC (a)(b)(c)(d)(e)	-	5,400,000
North Park Titleholder, LLC (a)(b)(c)(d)(e)	-	4,100,000
		14,900,000
Industrial - 11.0%
HIP CS Investors, LLC (a)(b)(c)(d)(e)	-	4,000,000

TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $18,900,000)		18,900,000

TOTAL INVESTMENTS (Cost $18,900,000) - 52.0%		$18,900,000

Other Assets in Excess of Other Liabilities - 48.0%		17,434,597

NET ASSETS - 100.0%		$36,334,597

(a)	Non-income producing security.
(b)	Level 3 security fair valued using significant unobservable inputs.
(c)	Restricted security.
(d)	Investment does not issue shares.
(e)	Affiliated investment for which ownership is 5% or more of the investment’s capital.

CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2022.

Affiliate	Beginning Fair Value April 22, 2022*	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value September 30, 2022	Investment Income
Kernan Partners, LLC	$-	$5,400,000	$-	$-	$-	$5,400,000	$-
915 Division CrowdStreet Investors, LLC	-	5,400,000	-	-	-	5,400,000	-
North Park Titleholder, LLC	-	4,100,000	-	-	-	4,100,000	-
HIP CS Investors, LLC	-	4,000,000	-	-	-	4,000,000	-

*	Commencement of operations

Restricted Securities

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. As of September 30, 2022, the Fund held the following restricted securities:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Kernan Partners, LLC		$5,400,000	$5,400,000	14.9%
915 Division CrowdStreet Investors, LLC		5,400,000	5,400,000	14.9%
North Park Titleholder, LLC		4,100,000	4,100,000	11.3%
HIP CS Investors, LLC		4,000,000	4,000,000	11.0%